Financial structure and financial costs - Current financial assets and liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial structure, financial costs and financial instruments
Current financial debt	$ 6,396	$ 9,469	$ 7,836
Current portion of non-current financial debt	4,700	4,451	4,652
Current borrowings (Note 14)	11,096	13,920	12,488
Other current financial liabilities (Note 15)	245	327	171
Current financial assets (Note 14)	(3,393)	(4,548)	(6,190)
Current borrowings and related financial assets and liabilities, net	7,948	9,699	6,469
Current deposits beyond three months
Financial structure, financial costs and financial instruments
Current financial assets (Note 14)	(2,970)	(4,413)	(5,858)
Current portion of hedging instruments of debt
Financial structure, financial costs and financial instruments
Other current financial liabilities (Note 15)	157	212	127
Current financial assets (Note 14)	(172)	(41)	(220)
Other financial instruments/held for trading
Financial structure, financial costs and financial instruments
Other current financial liabilities (Note 15)	88	115	44
Current financial assets (Note 14)	$ (251)	$ (94)	$ (112)